SUPPLEMENT DATED AUGUST 12, 2021
to the following variable annuity prospectuses dated May 3, 2021

Issued by Talcott Resolution Life Insurance Company Separate Account Two:

Wells Fargo Director Series II/IIR

Issued by Talcott Resolution Life Insurance Company Separate Account Three:

Wells Fargo Director M

Issued by Talcott Resolution Life Insurance Company Separate Account Seven:

Wells Fargo Leaders Series I/IR/II

Issued by Talcott Resolution Life and Annuity Insurance Company Separate Account One:

Wells Fargo Director Series II/IIR	Wells Fargo Director Series I/IR	Wells Fargo Director Outlook Series I/IR

Issued by Talcott Resolution Life and Annuity Life Insurance Company Separate Account Three:

Wells Fargo Director M Outlook	Wells Fargo Director M

Issued by Talcott Resolution Life and Annuity Insurance Company Separate Account Seven:

Wells Fargo Leaders Outlook Series I/IR/II	Wells Fargo Leaders Series I/IR/II

This supplement updates certain information in your prospectus for insurance products issued by
Talcott Resolution Life Insurance Company and Talcott Resolution Life and Annuity Insurance Company

Effective on or about October 11, 2021, the following funds under the heading “Wells Fargo Variable Trust Fund” in the Appendix for the funds available under your contract will be renamed as shown in the table below:

Current Name:	New Name:
Wells Fargo VT Discovery Fund - Class 2	Allspring VT International Equity Fund - Class 2
Wells Fargo VT Index Asset Allocation Fund - Class 2	Allspring VT Index Asset Allocation Fund - Class 2
Wells Fargo VT International Equity Fund - Class 2	Allspring VT International Equity Fund - Class 2
Wells Fargo VT Omega Growth Fund - Class 2	Allspring VT Omega Growth Fund - Class 2
Wells Fargo VT Opportunity Fund - Class 2	Allspring VT Opportunity Fund - Class 2
Wells Fargo VT Small Cap Growth Fund - Class 2	Allspring VT Small Cap Growth Fund - Class 2

This Supplement Should Be Retained With Your Prospectus for Future Reference

HV-7862